Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2035 Fund	Sep. 08, 2023
Fidelity Freedom 2035 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(17.56%)
Past 5 years	4.79%
Since Inception	5.74%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.35%	[1]
F0552
Average Annual Return:
Past 1 year	(17.53%)
Past 5 years	4.92%
Since Inception	5.92%	[1]

[1]	AFrom July 20, 2017.